Form N-1A Cover	Apr. 08, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	MEEDER FUNDS
Entity Central Index Key	0000702435
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 08, 2026
Prospectus Date	Apr. 08, 2026